SUBSEQUENT EVENTS (Details Textual) (USD $)	3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Jul. 08, 2013 CIRM Loan Agreement [Member]	Feb. 06, 2013 CIRM Loan Agreement [Member]	Jan. 31, 2014 Janssen Biotech, Inc. [Member]	May 15, 2014 Subsequent Event [Member] CIRM Loan Agreement [Member]	May 15, 2014 Subsequent Event [Member] CSMC [Member]	May 15, 2014 Subsequent Event [Member] Dr. Eduardo Marban [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Long-term Debt, Total	$ 0	$ 857,267	$ 3,925,066	$ 0	$ 3,925,066	$ 3,925,066	$ 3,067,799	$ 857,267		$ 4,679,947
Proceeds From Development Fee									12,500,000
Percentage Of Common Stock Shares Outstanding Description											CSMC, holds more than 10% of the outstanding capital stock of Capricor Therapeutics	Dr. Eduardo Marbán, holds more than 10% of the outstanding capital stock of Capricor Therapeutics
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate										2.60%
Operating Leases Monthly Rent Expense After Six Months											19,350
Operating Leases Monthly Rent Expense For First Six Months											$ 15,461
Lease Expiration Period											3 years